Segmented Information	12 Months Ended
Dec. 31, 2024
Segmented Information [Abstract]
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16. Segmented information

Geographic Revenue

Revenues by geographic area are as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Canada	2,061,215	924,531
New Zealand	1,228,647	1,176,288
Total	3,289,862	2,100,819

Assets Information

All of the Company’s operating long-lived assets, including property, plant and equipment, right-of-use assets, and intangible assets, were located in Canada as of December 31, 2024 and 2023.